Convertible Notes Payable (Tables)	12 Months Ended
Jul. 31, 2016
Convertible Notes Payable Tables
Schedule of Convertible Notes Payable
Issue Date	Expiry date	Amount of Loan	Interest rate	Unamortized Debt Discount	Net Carrying Amount
7/31/2012	7/31/2013	$40,000	10%	$-	$40,000
1/22/16	1/22/2017	40,500	12%	19,312	21,188
3/11/16	3/11/17	335,000	8%	204,671	130,329
7/13/2016	7/13/2017	55,125	10%	52,427	2,698
7/14/2016	4/14/2017	53,500	12%	50,180	3,320
Total Loans		$524,125		$326,590	$197,535
Less deferred charges					(123,586)
Net Carrying Value					$73,949